SUPPLEMENT DATED SEPTEMBER 1, 2022

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2022

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2022 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective on or about September 7, 2022. This supplement applies to the ESG Diversified Portfolio and ESG Diversified Growth Portfolio only. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

ESG Diversified Portfolio – In the Principal Investment Strategies subsection, the bullets in the first paragraph will be deleted and replaced with the following.

●	BlackRock Advisors, LLC;
●	Calvert Research and Management;
●	Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC);
●	J.P. Morgan Investment Management Inc.;
●	Pacific Investment Management Company LLC; and
●	Pacific Life Fund Advisors LLC (sub-advised by Pacific Asset Management LLC) (“PLFA”).

In addition, the fifth paragraph will be deleted, and the following paragraph will be added after the second paragraph:

The ESG Underlying Fund managed by BlackRock Advisors, LLC (“BlackRock”) (the “BlackRock Fund”) seeks to provide long-term capital appreciation while seeking to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to the fund’s benchmark. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. Specifically, the BlackRock Fund seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of its benchmark index, (ii) has an aggregate carbon emissions assessment that is lower than that of its benchmark index, and (iii) in the aggregate, identifies issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in its benchmark index. BlackRock seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process. To determine the BlackRock Fund’s investable universe, BlackRock will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers engaged in the production of controversial weapons; (ii) issuers engaged in the production of civilian firearms; (iii) issuers engaged in the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive revenue from alternative energy sources, and issuers that derive more than five percent of revenue from thermal coal mining; and (v) issuers that derive more than five percent of revenue from oil sands extraction. This screening criteria is subject to change over time at BlackRock’s discretion. The BlackRock Fund’s investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable ESG characteristics, risk, and transaction costs, as determined by BlackRock’s proprietary research. BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to

ESG characteristics in BlackRock defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. BlackRock determines which ESG characteristics to include in the model and what changes are made in the model over time. ESG-related characteristics are not the sole considerations in the portfolio construction process and BlackRock’s evaluation of ESG characteristics may change over time.

Also, the first sentence of the ninth paragraph will be deleted and replaced with the following:

BlackRock, Calvert Research and Management, Fidelity Management & Research Company LLC, Geode Capital Management, LLC, J.P. Morgan and PIMCO are not affiliated with the Trust, the Fund or the Fund’s investment adviser.

ESG Diversified Growth Portfolio – In the Principal Investment Strategies subsection, the bullets in the first paragraph will be deleted and replaced with the following.

●	BlackRock Advisors, LLC;
●	Calvert Research and Management;
●	Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC);
●	J.P. Morgan Investment Management Inc.;
●	Pacific Investment Management Company LLC; and
●	Pacific Life Fund Advisors LLC (sub-advised by Pacific Asset Management LLC) (“PLFA”).

In addition, the fifth paragraph will be deleted, and the following paragraph will be added after the second paragraph:

The ESG Underlying Fund managed by BlackRock Advisors, LLC (“BlackRock”) (the “BlackRock Fund”) seeks to provide long-term capital appreciation while seeking to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to the fund’s benchmark. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. Specifically, the BlackRock Fund seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of its benchmark index, (ii) has an aggregate carbon emissions assessment that is lower than that of its benchmark index, and (iii) in the aggregate, identifies issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in its benchmark index. BlackRock seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process. To determine the BlackRock Fund’s investable universe, BlackRock will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers engaged in the production of controversial weapons; (ii) issuers engaged in the production of civilian firearms; (iii) issuers engaged in the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive revenue from alternative energy sources, and issuers that derive more than five percent of revenue from thermal coal mining; and (v) issuers that derive more than five percent of revenue from oil sands extraction. This screening criteria is subject to change over time at BlackRock’s discretion. The BlackRock Fund’s investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable

ESG characteristics, risk, and transaction costs, as determined by BlackRock’s proprietary research. BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. BlackRock determines which ESG characteristics to include in the model and what changes are made in the model over time. ESG-related characteristics are not the sole considerations in the portfolio construction process and BlackRock’s evaluation of ESG characteristics may change over time.

Also, the first sentence of the ninth paragraph will be deleted and replaced with the following:

BlackRock, Calvert Research and Management, Fidelity Management & Research Company LLC, Geode Capital Management, LLC, J.P. Morgan and PIMCO are not affiliated with the Trust, the Fund or the Fund’s investment adviser.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

ESG Portfolios – In the Principal Investment Strategies subsection, the bullets in the second paragraph will be deleted and replaced with the following.

●	BlackRock;
●	Calvert Research and Management;
●	Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC);
●	J.P. Morgan;
●	PIMCO; and
●	PLFA (sub-advised by Pacific Asset Management LLC).

In addition, the first sentence of the third paragraph and the entire fifth paragraph will be deleted.

Also, the following paragraph will be added after the second paragraph:

Each ESG Underlying Fund factors ESG criteria into its investment process. The BlackRock Fund seeks to provide long-term capital appreciation while seeking to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to the fund’s benchmark. Under normal circumstances, the BlackRock Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. BlackRock considers an emerging market country to include any country that is: (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index, its benchmark index. BlackRock determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; or (3) the investment is included in an index representative of emerging markets. Specifically, the BlackRock Fund seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of its benchmark index, (ii) has an aggregate carbon emissions assessment that is lower than that of its benchmark index, and (iii) in the aggregate, identifies issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in its benchmark index. BlackRock seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process. To determine the BlackRock Fund’s investable universe, BlackRock Fund management will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers engaged in the production of controversial weapons; (ii) issuers engaged in the production of civilian firearms; (iii) issuers engaged in the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive revenue from alternative energy sources, and issuers that derive more than five percent of revenue from thermal coal mining; and (v) issuers that derive more than five percent of revenue from oil sands extraction. The BlackRock Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, or unavailable. Where the screening criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. In addition, the BlackRock Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG-related criteria used by BlackRock. The BlackRock Fund then seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the BlackRock Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. The investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable ESG characteristics, risk, and transaction costs, as determined by BlackRock’s proprietary research. BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment.

BlackRock’s ESG research does not attempt to capture all possible ESG characteristics, rather those that in BlackRock’s opinion, can be measured and have an associated investment thesis. BlackRock Fund management may consider both positive and negative ESG characteristics of an issuer when developing such investment theses. BlackRock determines which ESG characteristics to include in the model and what changes are made in the model over time. ESG-related characteristics are not the sole considerations in the portfolio construction process and BlackRock’s evaluation of ESG characteristics may change over time.

Also, the first sentence of the tenth paragraph will be deleted and replaced with the following:

BlackRock, Calvert Research and Management, Fidelity Management & Research Company LLC, Geode Capital Management, LLC, J.P. Morgan and PIMCO are not affiliated with the Trust, the ESG Portfolios or the ESG Portfolios’ investment adviser.

SUPPLEMENT DATED SEPTEMBER 1, 2022

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2022

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2022 (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes within this supplement are effective on or about September 7, 2022. This supplement applies to the ESG Diversified Portfolio and ESG Diversified Growth Portfolio only. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

aDDITIONAL INFORMATION ON UNDERLYING FUNDS

The table for the ESG Underlying Funds and the sentence following the table will be deleted and replaced with the following:

On or about September 7, 2022, the ESG Underlying Funds in which the ESG Portfolios may invest are:

●	BlackRock Sustainable Advantage Emerging Markets Equity Fund	●	Fidelity® U.S. Sustainability Index Fund
●	Calvert Green Bond Fund	●	JPMorgan High Yield Fund
●	Calvert Small-Cap Fund	●	Pacific FundsSM ESG Core Bond
●	Calvert US Mid-Cap Core Responsible Index Fund	●	PIMCO Low Duration ESG Fund
●	Fidelity® International Sustainability Index Fund

None of the investment advisers or distributors to the ESG Underlying Funds, or the ESG Underlying Funds themselves, make any representations regarding the advisability of investing in the ESG Portfolios. BlackRock is a registered trademark of BlackRock, Inc., or its subsidiaries (“BlackRock”).